Earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	4,135,620	5,072,382	4,561,249
Number of shares excluded from diluted shares outstanding (in shares)	139,781	161,020	372,250